Provisions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Noncurrent Provisions [Line Items]
Decommissioning and other exit costs	$ 8,172	$ 14,760	$ 4,415
Production Facility in Singapore
Disclosure Of Noncurrent Provisions [Line Items]
Costs relating to closure of facility expected payment period	throughout the coming 2 years
Continued Exit Of The Production Facility In Peterborough, Uk
Disclosure Of Noncurrent Provisions [Line Items]
Decommissioning and other exit costs	$ 29,700